S000079794 [Member] Expense Example - Bridge Builder Municipal High-Income Bond Fund - Bridge Builder Municipal High-Income Bond Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	$ 470